Risk Information - Liquidity investments - By exposure type (Details) - Liquidity risk	Dec. 31, 2024	Dec. 31, 2023
States and Multilateral development banks
Risk information
Percentage of liquidity investments	42.00%	45.00%
Local governments
Risk information
Percentage of liquidity investments	29.00%	29.00%
Covered bonds
Risk information
Percentage of liquidity investments	21.00%	22.00%
Financial institutions
Risk information
Percentage of liquidity investments	7.00%	3.00%
Corporates
Risk information
Percentage of liquidity investments	1.00%